Provision for Income Taxes (Tables)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Dec. 31, 2021
Provision for Income Taxes (Tables) [Line Items]
Schedule of provision for taxes
	Three months ended March 31,
	2022	2021
Current
Domestic	$—	$43
Foreign	3	7
Total	$3	50
Deferred
Domestic	$—	$—
Foreign	(1,079)	(406)
Total	$(1,076)	$(356)

(USD in thousands)	Year ended December 31,
	2021		2020
Current
Domestic		$81		$5
Foreign		484		83
Total		$565		88
Deferred
Domestic	$		$
Foreign		(2,356)		(414)
Total		$(1,791)		$(326)

Schedule of deferred tax assets and liabilities
	March 31, 2022	December 31, 2021

Deferred tax assets
Provisions for employee rights and other temporary differences	$23	$260
Provisions for bad debt	685	696
Net operating loss carry forward	13,860	12,034
Valuation allowance	(11,934)	(11,226)
Deferred tax assets, net of valuation allowance	2,634	1,764
Deferred tax liabilities
Recognition of intangible assets arising from business combinations	(3,748)	(3,952)
Deferred tax liabilities, net	$(1,114)	$(2,188)

(USD in thousands)	December 31, 2021	December 31, 2020
Deferred tax assets
Provisions for employee rights and other temporary differences	$260	$129
Provisions for bad debt	696
Net operating loss carry forward	12,034	9,564
Valuation allowance	(11,226)	(9,564)
Deferred tax assets, net of valuation allowance	1,764	129
Deferred tax liabilities
Recognition of intangible assets arising from business combinations	(3,952)	(4,256)
Deferred tax assets (liabilities), net	$(2,188)	$(4,127)

Schedule of reconciliation of income taxes
	2021	2020
U.S. federal statutory rate	21%	21%
Change in valuation allowance	(16)%	(20)%
Effective tax rate	5%	1%

TINGO, INC. [Member]
Provision for Income Taxes (Tables) [Line Items]
Schedule of provision for income tax
	September 30, 2021	September 30, 2020
Income tax	$51,138,811	$60,685,148
Education Tax	3,409,254	4,045,677
Current Tax	$54,548,065	$64,730,825

	December 31,
	2021	2020
Income tax	$104,802,090	$68,739,650
Current Tax	$104,802,090	$68,739,650

Schedule of significant components of our deferred tax liabilities
Current Tax Liabilities	March 31, 2022	December 31, 2021
Beginning of period	$100,606,352	$110,544,689
Charge for the period	38,698,829	104,802,090
	139,305,181	215,346,779
Paid during the period	—	(105,889,143)
Forex translation difference	(848,668)	(8,851,284)
Total Current Tax Liabilites	$138,456,513	$100,606,352

Current Tax Liabilities	September 30, 2021	September 30, 2020
Beginning of period	$71,138,433	$35,992,292
Charge for the period	54,548,065	64,730,825
	125,686,498	100,723,117
Paid during the period	—	(34,147,817)
Forex translation difference	(5,218,785)	(8,070,233)
Total Current Tax Liabilites	$120,467,713	$58,505,067

	December 31,
	2021	2020
Current Tax Liabilities
Beginning of period	$67,601,594	$35,992,292
Charge for the period	104,802,090	68,739,650
	172,403,684	104,731,942
Paid during the period	(62,946,048)	(34,182,976)
Forex translation difference	(8,851,284)	(2,947,372)
Total Current Tax Liabilites	$100,606,352	$67,601,594

Schedule of significant components of our deferred tax liabilities
Deferred Tax	March 31, 2022	December 31, 2021
Beginning of period	$2,171,039	$2,360,004
Change for the period	2,147,290	—
Forex translation difference	8,385	(188,965)
Total Deferred Tax Liabilities	$4,326,714	$2,171,039

Deferred Tax	September 30, 2021	September 30, 2020
Beginning of period	$1,368,923	$1,444,469
Change for the period	—	—
Forex translation difference	(100,425)	(74,024)
Total Deferred Tax Liabilities	$1,268,498	$1,370,445

	December 31,
	2021	2020
Deferred Tax
Beginning of period	$2,360,004	$1,444,469
Change for the period	—	993,204
Forex translation difference	(188,965)	(77,669)
Total Deferred Tax Liabilities	$2,171,039	$2,360,004

Schedule of provision for income tax
	March 31, 2022	March 31, 2021
Income tax	$36,551,539	$12,182,861
Deferred tax	2,147,290	—
Education tax	—	835,570
Current Tax	$38,698,829	$13,018,431